Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 105,946	$ 119,330	$ 115,951	$ 104,686	$ 91,962	$ 91,398	[1]	$ 80,307	$ 68,173	$ 61,375	$ 431,929	$ 301,253	$ 238,447
Gross profit	26,405	31,210	29,949	26,255	22,274	21,804	[1]	20,266	17,145	14,828	109,688	74,043	57,226
(Loss) income from continuing operations	401	2,377	3,068	1,436	(243)	2,375	[1]	1,029	(5,623)	(2,075)	6,638	(4,294)	(7,190)
Net (loss) income	373	2,377	2,967	1,226	(530)	5,093	[1]	898	(5,624)	(2,273)	6,040	(1,906)	(8,985)
Net (loss) income attributable to common stockholders	$ (19,524)	$ 751	$ 1,389	$ (306)	$ (2,017)	$ 3,649	[1]	$ (504)	$ (6,985)	$ (3,595)	$ (183)	$ (7,435)	$ 73,623
Net (loss) income per share (basic and diluted):
(Loss) income per share from continuing operations attributable to common stockholders	$ (0.75)	$ 0.03	$ 0.07		$ (0.08)	$ 0.04	[1]	$ (0.02)	$ (0.36)	$ (0.17)	$ 0.02	$ (0.49)	$ 3.87
(Loss) income per share attributable to common stockholders	$ (0.76)	$ 0.03	$ 0.07	$ (0.01)	$ (0.09)	$ 0.17	[1]	$ (0.02)	$ (0.36)	$ (0.18)	$ (0.01)	$ (0.37)	$ 3.78

[1]	We recorded a net gain on litigation settlement of $6,975 in this quarter related to a class action lawsuit in which we were one of the plaintiffs. We also recorded a gain of $4,500 in discontinued operations as a result of terminating a regrinding materials contract due to discontinuing a regrinding operation.